PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited)
1
VY
®
BrandywineGLOBAL -
Bond Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS : 37.1%
Federal Home Loan Banks : 8.3%
10,590,000
3.625
%,
09/04/2026 $ 10,583,840
4.7
8,000,000
4.250
%,
09/11/2026 8,015,642
3.6
18,599,482
8.3
Federal National Mortgage Association : 4.2%
(1)
9,934,000
0.750
%,
10/08/2027 9,488,132
4.2
Government National Mortgage Association : 22.1%
5,762,269
5.500
%,
09/20/2055 5,804,777
2.6
5,760,412
5.500
%,
10/20/2055 5,802,907
2.6
5,756,403
5.500
%,
12/20/2055 5,801,503
2.6
5,749,225
5.500
%,
02/20/2056 5,803,203
2.6
3,633,941
6.000
%,
10/20/2053 3,702,537
1.7
4,339,023
6.000
%,
11/20/2053 4,451,179
2.0
3,374,196
6.000
%,
12/20/2053 3,444,537
1.5
1,705,515
6.000
%,
04/20/2054 1,741,321
0.8
3,272,782
6.000
%,
05/20/2054 3,333,273
1.5
1,972,662
6.000
%,
06/20/2054 2,014,077
0.9
3,497,049
6.000
%,
07/20/2054 3,564,401
1.6
3,838,983
6.000
%,
09/20/2054 3,911,835
1.7
49,375,550
22.1
Uniform Mortgage-Backed Securities : 2.5%
2,263,454
6.000
%,
08/01/2054 2,310,450
1.0
2,180,660
6.000
%,
09/01/2054 2,225,473
1.0
1,047,925
6.000
%,
10/01/2054 1,069,028
0.5
5,604,951
2.5
Total U.S. Government
Agency Obligations
(Cost $82,643,611)
83,068,115
37.1
U.S. TREASURY OBLIGATIONS : 36.8%
United States Treasury Bonds : 4.2%
9,630,000
4.750
%,
05/15/2055 9,379,846
4.2
United States Treasury Floating Rate Notes : 14.2%
9,580,000
(2)
3.752
%,
01/31/2028 9,580,313
4.3
22,040,000
(2)
3.843
%,
10/31/2027 22,069,498
9.9
31,649,811
14.2
United States Treasury Notes : 18.4%
3,650,000
3.875
%,
08/15/2034 3,557,681
1.6
37,800,000
4.250
%,
08/15/2035 37,664,156
16.8
41,221,837
18.4
Total U.S. Treasury
Obligations
(Cost $82,692,758)
82,251,494
36.8
CORPORATE BONDS/NOTES : 12.9%
Basic Materials : 0.1%
200,000
(3)
Anglo American
Capital PLC, 2.625%,
09/10/2030 182,802
0.1
Communications : 0.5%
310,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
4.200%,
03/15/2028 307,406
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
780,000  Charter
Communications
Operating LLC / Charter
Communications
Operating Capital,
6.100%,
06/01/2029 $ 808,125
0.4
1,115,531
0.5
Consumer, Cyclical : 2.4%
540,000  Ford Motor Credit
Co. LLC, 5.303%,
09/06/2029 537,367
0.2
1,190,000  Southwest Airlines Co.,
5.250%,
11/15/2035 1,117,632
0.5
3,740,000  Toyota Motor Credit
Corp., 4.450%,
05/18/2026 3,741,634
1.7
5,396,633
2.4
Financial : 8.6%
310,000
(2)
American Express Co.,
3.550%,
12/31/2199 306,684
0.1
630,000  Ares Capital Corp.,
2.875%,
06/15/2028 594,992
0.3
590,000  Ares Capital Corp.,
5.800%,
03/08/2032 582,359
0.2
230,000  Ares Capital Corp.,
7.000%,
01/15/2027 233,164
0.1
786,000
(2)
Bank of America
Corp., MTN, 4.083%,
03/20/2051 608,398
0.3
660,000
(2)
Bank of America
Corp., MTN, 4.330%,
03/15/2050 535,476
0.2
620,000
(2)
Barclays PLC, 5.674%,
03/12/2028 625,935
0.3
580,000
(2)
Barclays PLC, 5.690%,
03/12/2030 596,086
0.3
700,000  Blue Owl Capital Corp.,
2.875%,
06/11/2028 650,887
0.3
2,460,000
(2)
Charles Schwab Corp.
I, 4.000%,
12/31/2199 2,444,864
1.1
1,345,000  Citigroup, Inc., 4.750%,
05/18/2046 1,133,925
0.5
520,000
(2)
Citizens Bank NA/
Providence RI, 4.575%,
08/09/2028 520,399
0.2
1,270,000  Goldman Sachs
Group, Inc., 5.150%,
05/22/2045 1,136,763
0.5
1,765,000  Golub Capital
BDC, Inc., 2.500%,
08/24/2026 1,742,388
0.8
1,070,000  Morgan Stanley,
6.375%,
07/24/2042 1,147,231
0.5
483,000  Prudential Financial,
Inc., 3.935%,
12/07/2049 360,201
0.2

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
BrandywineGLOBAL -
Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
727,000  Prudential Financial,
Inc., MTN, 4.350%,
02/25/2050 $ 583,986
0.3
1,360,000
(2)(3)
UBS Group AG,
3.875%,
12/31/2199 1,358,853
0.6
2,030,000
(2)
UBS Group AG,
5.125%,
12/31/2199 2,023,349
0.9
900,000
(2)
US Bancorp J, 5.300%,
12/31/2199 895,517
0.4
1,215,000  Wells Fargo & Co.,
5.375%,
11/02/2043 1,136,791
0.5
19,218,248
8.6
Industrial : 0.3%
685,000  Boeing Co., 3.200%,
03/01/2029 660,832
0.3
Technology : 1.0%
1,210,000  International Business
Machines Corp.,
5.800%,
02/03/2056 1,157,673
0.5
600,000  Oracle Corp., 6.700%,
02/04/2056 557,296
0.2
981,000  Salesforce, Inc.,
2.900%,
07/15/2051 575,081
0.3
2,290,050
1.0
Total Corporate Bonds/
Notes
(Cost $28,859,258)
28,864,096
12.9
COLLATERALIZED MORTGAGE OBLIGATIONS : 6.6%
1,460,000
(2)(3)
Connecticut Avenue
Securities Trust 2022-
R02 2B1, 8.162%,
(SOFR30A + 4.500%),
01/25/2042 1,498,264
0.7
1,360,000
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2022-R05 2B1,
8.162%, (SOFR30A +
4.500%),
04/25/2042 1,405,228
0.6
600,000
(2)(3)
Fannie Mae Connecticut
Avenue Securities
2023-R03 2M2,
7.562%, (SOFR30A +
3.900%),
04/25/2043 628,525
0.3
1,120,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA6 M1B, 7.362%,
(SOFR30A + 3.700%),
09/25/2042 1,155,666
0.5
1,430,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA6 M2, 9.412%,
(SOFR30A + 5.750%),
09/25/2042 1,521,875
0.7
Principal
Amount† Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
960,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2022-
HQA2 M2, 9.662%,
(SOFR30A + 6.000%),
07/25/2042 $ 1,019,078
0.5
2,160,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2023-
DNA1 M2, 9.161%,
(SOFR30A + 5.500%),
03/25/2043 2,337,373
1.0
547,469
(2)(3)
Freddie Mac STACR
REMIC Trust 2023-
DNA2 M1A, 5.762%,
(SOFR30A + 2.100%),
04/25/2043 552,715
0.2
980,000
(2)(3)
Freddie Mac STACR
REMIC Trust 2026-
DNA2 M2, 5.272%,
(SOFR30A + 1.600%),
03/25/2046 981,991
0.4
1,270,664
(2)(3)
JP Morgan Mortgage
Trust Series 2025-
NQM4 A1F, 4.862%,
(SOFR30A + 1.200%),
03/25/2066 1,271,443
0.6
2,413,376
(2)(3)
PMT Loan Trust 2025-
INV11 A36, 5.012%,
(SOFR30A + 1.350%),
11/25/2056 2,425,590
1.1
Total Collateralized
Mortgage Obligations
(Cost $14,817,473)
14,797,748
6.6
ASSET-BACKED SECURITIES : 3.0%
Other Asset-Backed Securities : 3.0%
970,000
(3)
Compass Datacenters
Issuer III LLC 2026-
1A A21, 4.897%,
02/25/2056 963,165
0.4
530,000
(3)
Compass Datacenters
Issuer III LLC 2026-
1A A22, 5.289%,
02/25/2056 520,091
0.2
590,000
(3)
Consolidated
Communications LLC/
Fidium Fiber Finance
Holdco LLC 2025-1A
B, 6.506%,
05/20/2055 601,501
0.3
2,050,000
(3)
MetroNet Infrastructure
Issuer LLC 2025-2A
A2, 5.400%,
08/20/2055 2,070,200
0.9
250,000
(3)
MetroNet Infrastructure
Issuer LLC 2026-1A
A2, 5.273%,
04/20/2056 250,734
0.1
610,000
(3)
Zayo Issuer LLC
2025-1A B, 6.088%,
03/20/2055 616,354
0.3

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
BrandywineGLOBAL -
Bond Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES: (continued)
Other Asset-Backed Securities: (continued)
1,600,000
(3)
Zayo Issuer LLC
2025-2A B, 6.586%,
06/20/2055 $ 1,639,514
0.8
6,661,559
3.0
Total Asset-Backed
Securities
(Cost $6,713,537)
6,661,559
3.0
COMMERCIAL MORTGAGE-BACKED SECURITIES : 1.0%
870,000
(2)(3)
BSPDF Issuer LLC
2026-FL3 A, 5.100%,
(TSFR1M + 1.450%),
09/18/2043 870,701
0.4
840,000
(2)(3)
BX Commercial
Mortgage Trust 2026-
VLT9 A, 5.373%,
(TSFR1M + 1.700%),
03/15/2045 837,567
0.4
470,000
(2)(3)
DC Commercial
Mortgage Trust
2023-DC C, 7.140%,
09/12/2040 475,548
0.2
Total Commercial
Mortgage-Backed
Securities
(Cost $2,194,330)
2,183,816
1.0
Total Long-Term
Investments
(Cost $217,920,967)
217,826,828
97.4
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 1.1%
Mutual Funds : 1.1%
2,535,124
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
3.550%
(Cost $2,535,124) $ 2,535,124 1.1
Total Short-Term
Investments
(Cost $2,535,124)
2,535,124
1.1
Total Investments in
Securities
(Cost $220,456,091) $ 220,361,952 98.5
Assets in Excess of
Other Liabilities
3,295,636 1.5
Net Assets $ 223,657,588 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
The Federal Housing Finance Agency (“FHFA”) placed the Federal
Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator.
As such, the FHFA oversees the continuing affairs of these
companies.
(2)
Variable rate security. Rate shown is the rate in effect as of March
31, 2026.
(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(4)
Rate shown is the 7-day yield as of March 31, 2026.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
USBMMY3M U.S. Treasury 3-month Bill Money Market Yield

PORTFOLIO OF INVESTMENTS
as of March 31, 2026 (Unaudited) (continued)

VY
®
BrandywineGLOBAL -
Bond Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2026 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
March 31, 2026
Asset Table
Investments, at fair value
U.S. Government Agency Obligations $ — $ 83,068,115 $ — $ 83,068,115
U.S. Treasury Obligations — 82,251,494 — 82,251,494
Corporate Bonds/Notes — 28,864,096 — 28,864,096
Collateralized Mortgage Obligations — 14,797,748 — 14,797,748
Asset-Backed Securities — 6,661,559 — 6,661,559
Commercial Mortgage-Backed Securities — 2,183,816 — 2,183,816
Short-Term Investments 2,535,124 — — 2,535,124
Total Investments, at fair value $ 2,535,124 $ 217,826,828 $ — $ 220,361,952
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation $ 618,408
Gross Unrealized Depreciation (712,547)
Net Unrealized Depreciation $ (94,139)